Convertible Notes (Details) - USD ($)						6 Months Ended		12 Months Ended
	May 09, 2024	Mar. 27, 2024	Dec. 13, 2023	Mar. 07, 2023	Dec. 19, 2022	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025	Oct. 05, 2023	May 19, 2022	Feb. 22, 2021	Oct. 20, 2017	Jul. 04, 2017
Convertible Note [Line Items]
Par value per share (in Dollars per share)						$ 2				$ 2
Gross proceeds (in Dollars)							$ 797,500
Percentage of conversion price average						80.00%
Trading days						15 days
Warrants value (in Dollars)						$ 211,702
Amortization of issuance cost, debt discount and interest cost (in Dollars)
Warrant [Member]
Convertible Note [Line Items]
Warrants value (in Dollars)						51,667
Convertible Note – 2022-2 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)					$ 1,595,000	$ 1,595,000
Par value per share (in Dollars per share)					$ 0.08
Gross proceeds (in Dollars)					$ 1,500,000
Interest per annum						6.00%
Accrue interest rate						15.00%
Effective interest rate						20.56%
Extinguished debt amount (in Dollars)						$ 0
Shares issued upon conversion (in Shares)							874,788	608,525
Fair value of shares (in Dollars)							$ 881,572	$ 844,000
Convertible Note – 2022-2 [Member] | Warrant [Member]
Convertible Note [Line Items]
Warrants value (in Dollars)						$ 220,035
Convertible Note – 2023-1 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)				$ 2,126,667
Par value per share (in Dollars per share)				$ 0.08
Gross proceeds (in Dollars)				$ 2,000,000
Interest per annum						6.00%
Accrue interest rate						15.00%
Price per share (in Dollars per share)						$ 0.6
Effective interest rate						16.26%
Shares issued upon conversion (in Shares)								7,417,064	987,881
Fair value of shares (in Dollars)								$ 1,969,807	$ 225,000
Convertible Note – 2023-2 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)			$ 531,667
Par value per share (in Dollars per share)			$ 2
Gross proceeds (in Dollars)			$ 500,000
Interest per annum			6.00%
Accrue interest rate						15.00%
Price per share (in Dollars per share)						$ 3
Effective interest rate						19.36%
Shares issued upon conversion (in Shares)							813,477
Fair value of shares (in Dollars)							$ 553,428
Weighted average price percentage						80.00%
Convertible Note – 2023-2 [Member] | Warrant [Member]
Convertible Note [Line Items]
Warrants value (in Dollars)						$ 58,695
Convertible Note 2024-1 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)		$ 531,667
Par value per share (in Dollars per share)		$ 2
Gross proceeds (in Dollars)		$ 500,000
Interest per annum						6.00%
Accrue interest rate						15.00%
Price per share (in Dollars per share)						$ 3
Effective interest rate						17.61%
Weighted average price percentage						80.00%
Convertible Note 2024-2 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)	$ 797,500
Par value per share (in Dollars per share)	$ 2
Gross proceeds (in Dollars)	$ 750,000
Interest per annum						6.00%
Accrue interest rate						15.00%
Price per share (in Dollars per share)						$ 3
Effective interest rate						16.00%
Weighted average price percentage						80.00%
Number of trading days						15 days
Convertible Note 2024-2 [Member] | Warrant [Member]
Convertible Note [Line Items]
Warrants value (in Dollars)						$ 67,500
Convertible Note 2024-3 [Member]
Convertible Note [Line Items]
Net carrying amount of convertible notes (in Dollars)
Material Terms of the Convertible Note 2023-2 [Member]
Convertible Note [Line Items]
Number of trading days						15 days
Material Terms of the Convertible Note 2024-1 [Member]
Convertible Note [Line Items]
Number of trading days						15 days
Maximum [Member]
Convertible Note [Line Items]
Effective interest rate						18.00%
Maximum [Member] | Convertible Note – 2022-2 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage						15.00%
Maximum [Member] | Convertible Note – 2023-1 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage						15.00%
Maximum [Member] | Convertible Note – 2023-2 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage						15.00%
Maximum [Member] | Convertible Note 2024-1 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage						15.00%
Maximum [Member] | Convertible Note 2024-2 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage						15.00%
Minimum [Member]
Convertible Note [Line Items]
Effective interest rate						6.00%
Minimum [Member] | Convertible Note – 2022-2 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage						5.00%
Minimum [Member] | Convertible Note – 2023-1 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage						5.00%
Minimum [Member] | Convertible Note – 2023-2 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage						5.00%
Minimum [Member] | Convertible Note 2024-1 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage						5.00%
Minimum [Member] | Convertible Note 2024-2 [Member]
Convertible Note [Line Items]
Increase outstanding balance payable percentage						5.00%
Ordinary Shares [Member]
Convertible Note [Line Items]
Par value per share (in Dollars per share)						$ 0.001					$ 2	$ 2	$ 2	$ 0.001	$ 0.001
Ordinary Shares [Member] | Convertible Note – 2022-2 [Member]
Convertible Note [Line Items]
Price per share (in Dollars per share)						$ 0.6